Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	SHARE CAPITAL	CAPITAL RESERVE	SHARE OPTIONS AND WARRANTS RESERVE	FOREIGN EXCHANGE TRANSLATION RESERVE	RETAINED EARNINGS
Beginning balance at Dec. 31, 2020	$ 34,212	$ 64	$ 19,979	$ 296	$ 2,530	$ 11,343
Transactions with owners
Movements in share option and warrants reserve	1,166			1,166
Transactions with owners	1,166			1,166
Net income	6,911					6,911
Exchange differences on translating foreign currencies	(1,202)				(1,202)
Ending balance at Jun. 30, 2021	41,087	64	19,979	1,462	1,328	18,254
Beginning balance at Dec. 31, 2021	79,909	0	55,953	2,442	(2,282)	23,796
Transactions with owners
Issue of share capital	7,619		7,619
Movements in share option and warrants reserve	810		139	459		212
Transactions with owners	8,429		7,758	459	0	212
Net income	4,542					4,542
Exchange differences on translating foreign currencies	(7,928)				(7,928)
Ending balance at Jun. 30, 2022	$ 84,952	$ 0	$ 63,711	$ 2,901	$ (10,210)	$ 28,550